Financial Instruments and Risk Management (Tables)	6 Months Ended
Jun. 30, 2026
Financial Instruments and Risk Management [Abstract]
Schedule of Financial Instruments and Fair Value Measurement

Set out below are categories of financial instruments and fair value measurements as of June 30, 2026 and December 31, 2025:

	June 30,	December 31,
	2026	2025
Financial assets at fair value
Cash	€503,586	€493,129

Financial assets at amortized cost
Accounts receivable and other receivables	€3,274,020	€1,739,775
Amount due from related parties	€5,942,031	€10,443,887

Financial liabilities at amortized cost
Accounts payable and accrued liabilities	€6,848,799	€12,647,530
Amount due to related parties	€3,400,635	€2,929,117
Lease liabilities	€16,231	€22,262
Bank loans	€4,609,095	€4,510,831
Debt bond	€2,187,381	€2,314,057